Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Parenthetical) (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Standard tax rate	19.00%	19.00%	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.